Personnel expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel Expenses [Line Items]
Salaries	[1]	$ 6,518	$ 6,448	$ 6,154
Variable compensation - performance awards		2,755	2,995	3,151
of which: guarantees for new hires		29	43	36
Variable compensation - other		246	243	252
of which: replacement payments	[2]	56	72	72
of which: forfeiture credits		(86)	(136)	(107)
of which: severance payments	[3]	125	123	113
of which: retention plan and other payments		56	66	63
of which: Deferred Contingent Capital Plan - interest expense		94	119	111
Financial advisor compensation	[4]	4,043	4,054	4,064
Contractors		381	489	460
Social security		799	791	814
Pension and other post-employment benefit plans	[5]	787	457	723
Other personnel expenses		555	654	581
Total personnel expenses	[6]	16,084	16,132	16,199
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement			241
UBS AG
Personnel Expenses [Line Items]
Salaries	[1]	5,183	5,199	5,423
Variable compensation - performance awards		2,545	2,794	3,054
of which: guarantees for new hires		29	43	36
Variable compensation - other		225	220	231
of which: replacement payments	[2]	55	68	70
of which: forfeiture credits		(84)	(136)	(106)
of which: severance payments	[3]	110	106	95
of which: retention plan and other payments		52	64	62
of which: Deferred Contingent Capital Plan - interest expense		93	116	110
Financial advisor compensation	[4]	4,043	4,054	4,064
Contractors		147	184	318
Social security		627	629	731
Pension and other post-employment benefit plans	[5]	569	363	601
Other personnel expenses		461	549	531
Total personnel expenses	[6]	$ 13,801	13,992	$ 14,952
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement			$ 132

[1]	Includes role-based allowances
[2]	Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS.
[3]	Includes legally obligated and standard severance payments.
[4]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[5]
Changes to the pension fund of UBS in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

[6]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b